Interest Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2024
Banking and Thrift, Interest [Abstract]
Summary of Interest Income (Expense), Net	Interest income, net consisted of the following:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Income	303	226	71
Expense	(85)	(55)	(13)
Total	218	171	58